CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME (Parenthetical) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Selling and marketing expenses from related party	¥ 24,598		¥ 3,327	¥ 166
Interest expense from related party	333		1,271	1,489
Share-based compensation expense	116,611		5,821	10,578
General and Administrative Expenses
Share-based compensation expense	93,718	$ 13,631	3,303	6,863
Research and Development Expenses
Share-based compensation expense	14,476	2,105	1,903	3,464
Selling and Marketing Expenses
Share-based compensation expense	¥ 8,417	$ 1,224	¥ 615	¥ 251